Share-based payments - Summary of performance share plans (Detail) - Performance share plans [member]	12 Months Ended
	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2018 shares $ / shares
Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	3,845,082	3,845,082	3,555,274	3,555,274
Number of non-vested shares, awarded	755,735	755,735	801,047	801,047
Number of non-vested shares, forfeited	(122,961)	(122,961)	(188,761)	(188,761)
Number of non-vested shares, failed performance conditions	(384,130)	(384,130)	(107,625)	(107,625)
Number of non-vested shares, vested	(290,332)	(290,332)	(214,853)	(214,853)
Number of non-vested shares at ending balance	3,803,394	3,803,394	3,845,082	3,845,082
Weighted average fair value at grant date, non-vested shares at beginning balance | £ / shares	£ 21.86		£ 20.47
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	24.68		26.87
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	23.95		21.45
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	23.79		14.54
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	21.36		21.57
Weighted average fair value at grant date, non-vested shares ending balance | £ / shares	£ 22.20		£ 21.86
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	339,821	339,821	248,965	248,965
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	1,279	1,279	991	991
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 45.52		£ 42.57
Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,797,279	1,797,279	1,609,154	1,609,154
Number of non-vested shares, awarded	297,189	297,189	387,298	387,298
Number of non-vested shares, forfeited	(126,775)	(126,775)	(36,530)	(36,530)
Number of non-vested shares, failed performance conditions	(188,956)	(188,956)	(54,322)	(54,322)
Number of non-vested shares, vested	(142,220)	(142,220)	(108,321)	(108,321)
Number of non-vested shares at ending balance	1,636,517	1,636,517	1,797,279	1,797,279
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 43.34		$ 40.13
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		54.55		53.85
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		44.02		43.83
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		46.42		27.67
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		41.72		40.85
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 45.11		$ 43.34
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	151,607	151,607	105,374	105,374
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	1,347	1,347	9,959	9,959
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 100.30		$ 82.97
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting) | (per share)	£ 43.65	$ 92.97	£ 42.40	$ 82.08